[Letterhead]

December 19, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Market Value Adjusted Interests (the “MVAs”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-130703)

Commissioners:

I.  Purpose of the Enclosed Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The MVAs that are the subject of the enclosed Form S-3 registration statement (the “Enclosed Form S-3”) are the same MVAs that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-130703 (the “Old Form S-3”).  The MVAs are issued pursuant to a form of annuity contract (“Contract”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the MVAs as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although the Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to outstanding Contracts, and a very small proportion of those purchase payments continues to be allocated to MVAs.  Accordingly, we desire our offer and sale of the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a

1 The Contract has been issued on both a group and individual basis. Accordingly, the term “Contract,” as used herein, refers not only to the individual and group contracts, but also to the “certificates” issued under group contracts. Our popular names for the Contract are “MFS Regatta Extra” and “Futurity Accolade.”

new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than December 30, 2008. The only reason that Sun Life is filing the Enclosed Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the Enclosed Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the Enclosed Form S-3 or 180 days after December 19, 2008.) Again, however, the Enclosed Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectuses Contained in the Enclosed Form S-3

The Enclosed Form S-3 contains two prospectuses that Sun Life currently relies on in connection with the Old Form S-3: an MFS Regatta Extra prospectus dated May 1, 2008 that Sun Life filed with the Commission earlier this year and a Futurity Accolade prospectus dated May 1, 2006 that Sun Life filed with the Commission in 2006. Each of these two prospectuses corresponds to one of the two versions of the Contract: i.e., MFS Regatta Extra and Futurity Accolade. Each of these versions of the Contract is issued under the same Contract form, and each is a “combination” contract under which, in addition to the MVAs, Sun Life offers variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein issued under the Contracts have been registered, respectively, under the Investment Company Act of 1940, as amended, and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (Commission File Nos. 811-05846 and 333-82957) (the “Form N-4”).

The two prospectuses that are contained in the Enclosed Form S-3, likewise, are “combination” prospectuses that pertain to both the MVAs and the Variable Options. Accordingly, these two prospectuses have previously been filed with the Commission in the Form N-4 (as well as in connection with the Old Form S-3).

III.  Further Updating of the Prospectuses Contained in the Enclosed Form S-3

A. The MFS Regatta Extra Prospectus

Sun Life plans to file one or more amendments to the Form N-4 between now and May 1, 2009. The main purpose of those amendments will be to update the May 1, 2008 MFS Regatta Extra prospectus (and the related “statement of additional information”) that was filed earlier this year in the Form N-4 (which is, as noted above, the same May 1, 2008 prospectus that is included in the Enclosed Form S-3). Said updated prospectus will be dated May 1, 2009; and, by pre-effective amendment to the Enclosed Form S-3, Sun Life also will replace the May 1, 2008 prospectus with the May 1, 2009 prospectus.

B. The Futurity Accolade Prospectus

Sun Life has not effected a general updating of the Futurity Accolade prospectus since 2006. With respect to the Variable Options under the Contracts and the Form N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990).2 With respect to the MVAs and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectuses are automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”). (As required by the terms of Form S-3, the prospectuses, of course, contain language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectuses for purposes of Section 10(a)(3) of the 1933 Act.)

Because, therefore, the most recent prospectus for the Futurity Accolade Contracts is the one dated May 1, 2006, that Futurity Accolade prospectus is included in the Enclosed Form S-3. However, in order to ensure that said prospectus complies with all requirements of Form S-3 as of the current time, the Enclosed Form S-3 also includes three supplements to the May 1, 2006 Futurity Accolade prospectus, as discussed in III.B.1. below. Accordingly, for purposes of the Enclosed Form S-3, the prospectus for Futurity Accolade consists of the May 1, 2006 prospectus for that product, as supplemented by the three supplements thereto that are also included in the filing (as discussed immediately below).

1.  Prospectus Supplements

Although the Futurity Accolade prospectus has not been generally updated since May 1, 2006, there were some developments that affected the MVAs and as to which Sun Life supplemented the May 1, 2006 prospectuses. These developments resulted in two supplements (one dated May 1, 2008 and one dated September 25, 2008) that were filed with the Commission at the time of their issuance. As to Futurity Accolade, therefore, the Enclosed Form S-3 includes both of those supplements, in addition to the May 1, 2006 prospectus.

Finally, in order to otherwise generally revise the May 1, 2006 Futurity Accolade prospectus so that it will clearly comply at this time with all of the other requirements of Form S-3, a supplement dated “______, 2009” (the “2009 Supplement”) has been included in the enclosed Form S-3.

2. Summary as to Futurity Accolade

To summarize, the MVA prospectus in the Enclosed Form S-3 for Futurity Accolade consists of the May 1, 2006 prospectus for that product and three brief supplements thereto that

2 Although we have relied on these no-action letters to cease updating the Futurity Accolade prospectus, we have continued to update the MFS Regatta Extra prospectus, and we have no intention to rely on these no-action letters with respect to MFS Regatta Extra.

are also included in the Enclosed Form S-3. Our reasons for structuring the prospectus in this manner include the following:

•
No Futurity Accolade Contracts are being offered or sold to new purchasers, and only a very small amount of additional premium payments under outstanding such outstainding Contracts is being allocated to MVAs.

•
In order to be used as Form S-3 prospectuses with respect to the MVAs, the May 1, 2006 prospectus is not required to be generally updated each year, but, rather, customers have access to updated information primarily through the current and future periodic reports that Sun Life files and that are incorporated by reference into the prospectus. This means that there is very little additional information related to the MVAs that may be necessary to bring the prospectus into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied for the Futurity Accolade prospectus by three brief supplements (described above) that are also included in the Enclosed Form S-3; and the length and subject matter of these supplements are sufficiently limited that customers will be easily able to understand the supplements and their relationship to the applicable base prospectus.

•
Apart from the 2009 Supplement, these are the same prospectuses and supplements that are currently being relied upon in connection with the offer and sale of the Futurity Accolade MVAs pursuant to the Old Form S-3. Sun Life’s filing of the Enclosed Form S-3 has not been necessitated by any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6). The Futurity Accolade prospectus and supplements that are currently in use are adequately serving their purpose in connection with the Old Form S-3, and we see no reason why (when further augmented by the 2009 Supplement) they cannot just as adequately continue serving that purpose in connection with the Enclosed Form S-3.

IV.  Proposed Timetable

As noted in III.A. above, Sun Life, by pre-effective amendment, plans to file an updated version of the May 1, 2008 MFS Regatta Extra prospectus contained in the enclosed Form S-3, as well as to respond to any comments that the Commission staff may have and to supply all other items that may be necessary or appropriate to make the registration statement complete. The filing of the updated MFS Regatta Extra prospectus will be coordinated with the customary annual update filing of the Form N-4. Sun Life plans for both the annual update of the Form N-4 and the Enclosed Form S-3 (as pre-effectively amended) to become effective on or shortly before May 1, 2009.

V.  Request for Selective Review

As noted above, the May 1, 2008 and May 1, 2006 prospectuses contained in the Enclosed Form S-3 are the same prospectuses that have previously been filed with the Commission and are currently in use connection with, respectively, the MFS Regatta Extra and Futurity Accolade Contracts. In addition, the May 1, 2009 version of the MFS Regatta Extra prospectus that (as discussed above) will replace in the May 1, 2008 prospectus in the Enclosed Form S-3 prior to its effectiveness will be identical to the May 1, 2009 prospectus that will also have by then been filed in connection with the annual update of the Form N-4 (as also discussed above).

Also, the May 1 and September 25, 2008 prospectus supplements (to the Futurity Accolade prospectus) contained in the Enclosed Form S-3 likewise have previously been filed with the Commission and are currently in use in connection with the Futurity Accolade Contracts. Moreover, the information contained in the May 1 and September 25, 2008 supplements, as well as the information contained in the 2009 Supplement (to the Futurity Accolade prospectus), is of limited scope.

Accordingly, in view of the limited new material that the Enclosed Form S-3 will provide for review by the Commission staff, we request that the Enclosed Form S-3 be accorded selective review by the staff.
___________________________________________________

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel